Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Cost:
Total cost	¥ 469		¥ 35,729
Less: Accumulated amortization	(375)		(21,058)
Intangible assets, net	94	$ 14	14,671
Trademark [Member]
Cost:
Total cost	469		482
License [Member]
Cost:
Total cost			3,530
Dealership [Member]
Cost:
Total cost			¥ 31,717